Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Following the Internalization, we do not grant stock options, stock appreciation rights, or similar option-like instruments and, as such, we do not have any policy or practice in place on the timing of such awards in relation to the disclosure of material non-public information.